Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2022
Net Trading And Other Income [Abstract]
Summary of Net Trading and Other Income

			Group
	2022	2021	2020
	£m	£m	£m
Net gains/(losses) on financial instruments designated at fair value through profit or loss	62	(24)	(77)
Net (losses)/gains on financial instruments mandatorily at fair value through profit or loss	(75)	(2)	46
Hedge ineffectiveness	29	13	20
Net profit on sale of financial assets at fair value through other comprehensive income	—	6	17
Income from operating lease assets	129	136	126
Other	56	135	13
	201	264	145